RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 24,796,126	$ 27,965,422
Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,488,242	2,313,540
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	953,289	928,795
Unused limits of overdrafts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	67,126	306,740
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	20,574,062	20,409,059
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	614,137	3,612,600
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	99,270	394,688
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	24,223,428	27,948,878
Not later than one month [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,488,242	2,297,206
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	953,289	928,585
Not later than one month [member] | Unused limits of overdrafts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	67,126	306,740
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	20,054,171	20,409,059
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	561,330	3,612,600
Not later than one month [member] | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	99,270	394,688
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	162,258	9,950
Later than one month and not later than six months [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		9,742
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		208
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	109,451
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	52,807
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	82,088	4,224
Later than six months and not later than one year [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		4,222
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		2
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	82,088
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	328,352	2,370
Later than one year [member] | Financial guarantee contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		$ 2,370
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 328,352